                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: 1

   This Amendment (Check only one.):   [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director, Chief Financial Officer and Secretary
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Michael F. Goss    Boston, Ma.    May 16, 2005
-------------------   -------------   ------------
    [Signature]       [City, State]      [Date]

*Bain Capital Investors, LLC is the general partner of Bain Capital Partners VI, L.P., which is the (i) general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P. and (ii) administrative member of DP Investors I, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

The Holdings Report filed by Bain Capital Investors, LLC for the calendar quarter ended December 31, 2004 inadvertently included non-reportable securities of US LEC Corp. under the CUSIP for reportable securities of US LEC Corp. As a result, the entry for US LEC Corp. has been removed from the Holdings Report for the calendar quarter ended December 31, 2004.

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----
28-
   -------------------
[Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 745,166
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-11264               Bain Capital Fund VI, L.P.

 2    28-11209               Bain Capital VI Coinvestment Fund, L.P.

 3    28-11188               Bain Capital Partners VI, L.P.

 4    28-11210               DP Investors I, LLC

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 12/31/04

       Column 1             Column 2       Column 3    Column 4         Column 5    Column 6    Column 7         Column 8
----------------------   --------------   ---------   ----------        --------   ----------   --------   --------------------
                                                                                                             Voting Authority
                                                       Shares or          Value    Investment     Other    --------------------
Name of Issuer           Title of Class     Cusip     Prn Amount        (x$1000)   Discretion   Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------------
Ask Jeeves Inc.                Com        45174109       116,180   SH      4,445      Sole                   X
                                                      -------------------------------------------------------------------------
                                                          38,876   SH      1,040      Other                          X
-------------------------------------------------------------------------------------------------------------------------------
CMGI INC.                      Com        125750109    8,754,462   SH     22,324      Sole                   X
-------------------------------------------------------------------------------------------------------------------------------
Dominos Pizza Inc.             Com        25754A201   27,077,738   SH    481,983      Sole                   X
                                                      -------------------------------------------------------------------------
                                                       5,958,830   SH    106,067      Other         4                X
                                                      -------------------------------------------------------------------------
                                                       1,191,763   SH     21,213      Other                          X
-------------------------------------------------------------------------------------------------------------------------------
Instinet Group Inc.            Com        457750107    8,646,589   SH     52,139      Sole                   X
                                                      -------------------------------------------------------------------------
                                                       1,477,279   SH      8,908     Defined                 X
-------------------------------------------------------------------------------------------------------------------------------
Marketaxess Hldgs Inc.         Com        57060D108       57,974   SH        986      Sole                   X
-------------------------------------------------------------------------------------------------------------------------------
Shopping Com Ltd               SHS        M8405Q102      489,593   SH     13,831      Sole                   X
-------------------------------------------------------------------------------------------------------------------------------
SMTC Corp                      Com        832682207      641,420   SH      1,475      Sole                   X
-------------------------------------------------------------------------------------------------------------------------------
STATS ChipPAC LTD         Sponsored ADR   85771T104    5,017,074   SH     30,755      Sole                   X
-------------------------------------------------------------------------------------------------------------------------------